INCOME TAX AND DEFERRED TAX ASSETS - Reconciliation of Statutory Income Tax Rate and Company's Effective Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of the statutory income tax rate and the Company's effective income tax
Effective rate	(2.52%)	0.00%
China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	16.50%	16.50%
PRC statutory income tax rate	25.00%	25.00%
Effect of valuation and deferred tax adjustments	(2.52%)	0.00%
UK.
Reconciliation of the statutory income tax rate and the Company's effective income tax
Statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss	(19.00%)	(19.00%)
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%
Hong Kong
Reconciliation of the statutory income tax rate and the Company's effective income tax
Effective rate	16.50%	16.50%
Hong Kong | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Valuation allowance recognized with respect to the loss	(16.50%)	(16.50%)
PRC | China
Reconciliation of the statutory income tax rate and the Company's effective income tax
Effect of income tax exemptions and reliefs in the PRC companies	(25.00%)	(25.00%)